Note 9 - EARNINGS (LOSS) PER SHARE (Details Narrative) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Notes to Financial Statements
Shares repurchased	1,900
Income loss from continuing operations attributable to non controlling interests	$ 7,961	$ 2,902	$ 11,249